Post-retirement and other defined benefit schemes - Pensions (Details) £ in Millions	1 Months Ended		12 Months Ended
	Mar. 31, 2020 USD ($)	Oct. 31, 2016 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 GBP (£) plan	Dec. 31, 2021 USD ($) employee plan installment	Dec. 31, 2017 GBP (£) installment	Dec. 31, 2020 USD ($) employee	Dec. 31, 2019 employee
Post-retirement benefits
Number of employees | employee					83,100		76,100	70,600
Plan liabilities					$ 13,018,000,000
Market value of plan assets					10,564,000,000		$ 10,668,000,000
SWEDEN | Forecast
Post-retirement benefits
Deficit recovery contribution			$ 39,000,000
UK defined benefit plans | Forecast
Post-retirement benefits
Further contribution			$ 19,000,000
Pension schemes
Post-retirement benefits
Plan liabilities					$ 13,018,000,000		13,870,000,000
Market value of plan assets							$ 10,668,000,000
Pension schemes | UK, US and Sweden
Post-retirement benefits
Total defined benefit obligations as a percentage of total					90.00%
Net defined benefit obligations as a percentage of total					71.00%
Number of main defined benefit pension obligation countries | plan				3	3
Pension schemes | UK defined benefit plans
Post-retirement benefits
Total defined benefit obligations as a percentage of total					61.00%
Inflation assumption (as a percent)					3.30%		2.90%
Pension increases assumption (as a percent)					3.10%		2.80%
Plan liabilities					$ 7,941,000,000		$ 8,425,000,000
Market value of plan assets					$ 7,333,000,000		$ 7,179,000,000
Refund adjustments required in respect of governing documentation | £				£ 0
Pension schemes | Rest of Group defined benefit plans
Post-retirement benefits
Inflation assumption (as a percent)					2.20%		1.60%
Salary increases assumption (as a percent)					3.70%		3.10%
Pension increases assumption (as a percent)					2.20%		1.60%
Plan liabilities					$ 1,300,000,000		$ 1,319,000,000
Market value of plan assets					584,000,000		581,000,000
Pension schemes | Rest of Group defined benefit plans | US
Post-retirement benefits
Plan liabilities					1,404,000,000		1,601,000,000
Market value of plan assets					$ 1,413,000,000		$ 1,570,000,000
Pension schemes | Rest of Group defined benefit plans | SWEDEN
Post-retirement benefits
Inflation assumption (as a percent)					2.30%		1.50%
Salary increases assumption (as a percent)					3.80%		3.00%
Pension increases assumption (as a percent)					2.30%		1.50%
Plan liabilities					$ 2,373,000,000		$ 2,525,000,000
Market value of plan assets					$ 1,234,000,000		1,338,000,000
UK defined benefit pension | UK defined benefit plans
Post-retirement benefits
Deficit recovery contribution	$ 39,000,000
Contribution	$ 29,000,000
Letter of credit for additional deficit recovery contribution payment | £						£ 126
Number of equal instalments | installment						5
Number of instalments paid | installment					4
UK defined benefit pension | UK defined benefit plans | Maximum
Post-retirement benefits
Guaranteed amount related to long-term funding agreement with Trustee | £		£ 350
UK defined benefit pension | UK defined benefit plans | Minimum
Post-retirement benefits
Number of employees | employee					497
UK defined benefit pension | UK defined benefit plans | Due within one year
Post-retirement benefits
Further contribution				£ 30	$ 39,000,000
US defined benefit pension | Rest of Group defined benefit plans | US
Post-retirement benefits
Total defined benefit obligations as a percentage of total					11.00%
Plan liabilities							1,257,000,000
Market value of plan assets							1,198,000,000
Additional contributions required					$ 0
Sweden defined benefit pension | Rest of Group defined benefit plans | SWEDEN
Post-retirement benefits
Total defined benefit obligations as a percentage of total					18.00%
Plan liabilities							2,373,000,000
Market value of plan assets							$ 1,234,000,000
Three main country defined benefit plans | UK, US and Sweden | Due within one year
Post-retirement benefits
Further contribution					$ 10,000,000